Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 8,161,908	$ 120,300
Accounts receivable, net	705,321	587,932
Inventory, net	26,789	48,198
Prepaid expenses and other current assets	324,748	386,165
Total current assets	9,218,766	1,142,595
Operating lease right of use assets	453,920	602,775
Property and equipment, net	736,858	965,109
Goodwill	8,380,504	8,380,504
Intangible assets, net	5,372,882	5,566,339
Deferred tax assets, net -- noncurrent	531,557	531,557
Other assets	64,970	76,175
Total assets	24,759,457	17,265,054
Current liabilities:
Accounts payable	498,672	1,126,114
Accrued liabilities	1,840,043	1,794,232
Advanced payments and deferred revenues	637,178	967,053
Convertible notes, net -- current	1,396,379	2,349,677
Loans payable -- current	190,438	189,963
Related party payables	92,494	143,741
Income taxes payable	0	102,870
Lease liabilities -- current	303,554	304,326
Total current liabilities	4,958,758	6,977,976
Convertible notes, net of loan discounts	251,674	897,349
Lease liabilities	177,380	328,772
Loans payable	53,832	95,931
Other noncurrent liabilities	473,475	367,544
Total liabilities	5,915,119	8,667,572
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.001 par value. 500,000,000 shares authorized; 9,560,074 and 5,886,073 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	9,560	5,886
Additional paid-in capital	79,454,922	64,417,218
Accumulated earnings (deficit)	(60,611,994)	(55,791,914)
Accumulated other comprehensive income	(17,465)	(39,334)
Total stockholders' equity	18,844,338	8,597,482
Total liabilities and equity	24,759,457	17,265,054
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	5,626
Series C Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	$ 9,315	$ 0